Common Shares - Additional Information (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Sep. 07, 2018
Class of Stock [Line Items]
Common stock par or stated value per share			$ 0.01
Common stock shares authorized	1,873,423	1,873,423
Common stock shares issued	1,873,423	1,873,423
Common stock shares outstanding	1,873,423	1,873,423
Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued, price per share			0.0001
Ordinary A Shares [Member]
Class of Stock [Line Items]
Shares issued, price per share			0.0001
Ordinary S Shares [Member]
Class of Stock [Line Items]
Shares issued, price per share			$ 0.000001